Schedule of Investments(a)
January 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.20%
Aerospace & Defense–2.25%
Textron, Inc.	211,499	$18,624,603
Air Freight & Logistics–5.95%
FedEx Corp.	152,695	49,205,964
Asset Management & Custody Banks–5.36%
State Street Corp.	338,440	44,288,258
Brewers–3.71%
Anheuser-Busch InBev S.A./N.V. (Belgium)	425,796	30,650,077
Diversified Banks–9.93%
Bank of America Corp.	519,802	27,653,466
Fifth Third Bancorp(b)	734,167	36,869,867
Wells Fargo & Co.	194,607	17,609,988
		82,133,321
Food Distributors–2.12%
Sysco Corp.	209,165	17,538,485
Footwear–2.40%
NIKE, Inc., Class B	320,790	19,828,030
Health Care Equipment–3.78%
Becton, Dickinson and Co.	153,713	31,277,521
Health Care Services–2.71%
CVS Health Corp.	301,248	22,449,001
Integrated Oil & Gas–5.67%
Chevron Corp.	159,667	28,245,092
Suncor Energy, Inc. (Canada)	352,271	18,659,795
		46,904,887
Interactive Media & Services–4.44%
Alphabet, Inc., Class A	72,703	24,573,614
Meta Platforms, Inc., Class A	16,923	12,125,329
		36,698,943
IT Consulting & Other Services–3.77%
Cognizant Technology Solutions Corp., Class A	379,478	31,139,965
Managed Health Care–6.02%
Elevance Health, Inc.	143,879	49,744,725
Movies & Entertainment–2.48%
Walt Disney Co. (The)	181,859	20,513,695
Multi-Utilities–2.13%
Dominion Energy, Inc.	292,900	17,623,793
Oil & Gas Exploration & Production–3.54%
ConocoPhillips	280,497	29,236,202
Shares		Value
Paper & Plastic Packaging Products & Materials–2.04%
International Paper Co.	418,386	$16,869,324
Pharmaceuticals–6.72%
Merck & Co., Inc.	300,035	33,084,859
Sanofi S.A., ADR(b)	477,738	22,472,796
		55,557,655
Regional Banks–7.57%
Citizens Financial Group, Inc.	455,376	28,679,581
Huntington Bancshares, Inc.	1,938,619	33,887,060
		62,566,641
Research & Consulting Services–3.24%
TransUnion	339,326	26,813,541
Restaurants–1.66%
Starbucks Corp.	149,012	13,701,653
Semiconductors–3.80%
NXP Semiconductors N.V. (Netherlands)	138,785	31,384,840
Specialty Chemicals–2.00%
International Flavors & Fragrances, Inc.	237,200	16,558,932
Systems Software–2.91%
Microsoft Corp.	55,993	24,093,228
Total Common Stocks & Other Equity Interests (Cost $663,759,002)		795,403,284
Money Market Funds–3.75%
Invesco Government & Agency Portfolio, Institutional Class, 3.61%(c)(d)	10,864,800	10,864,800
Invesco Treasury Portfolio, Institutional Class, 3.57%(c)(d)	20,183,493	20,183,493
Total Money Market Funds (Cost $31,048,293)		31,048,293
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $694,807,295)		826,451,577
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.99%
Invesco Private Government Fund, 3.65%(c)(d)(e)	16,106,887	16,106,887
Invesco Private Prime Fund, 3.80%(c)(d)(e)	41,685,251	41,697,756
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $57,804,643)		57,804,643
TOTAL INVESTMENTS IN SECURITIES–106.94% (Cost $752,611,938)		884,256,220
OTHER ASSETS LESS LIABILITIES—(6.94)%		(57,399,180)
NET ASSETS–100.00%		$826,857,040
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2026.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2026.

	Value April 30, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,579,500	$62,666,805	$(60,381,505)	$-	$-	$10,864,800	$209,531
Invesco Treasury Portfolio, Institutional Class	15,950,519	116,381,208	(112,148,234)	-	-	20,183,493	385,721
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,824,996	98,681,553	(90,399,662)	-	-	16,106,887	107,114*
Invesco Private Prime Fund	20,104,144	209,252,735	(187,657,039)	124	(2,208)	41,697,756	283,120*
Total	$52,459,159	$486,982,301	$(450,586,440)	$124	$(2,208)	$88,852,936	$985,486

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2026.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Comstock Select Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$764,753,207	$30,650,077	$—	$795,403,284
Money Market Funds	31,048,293	57,804,643	—	88,852,936
Total Investments	$795,801,500	$88,454,720	$—	$884,256,220
Invesco Comstock Select Fund